Securities - Summary of Financial Instruments Reclassified in Prior Periods (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
	Oct. 01, 2015	Oct. 31, 2016
Disclosure of reclassification of financial assets [abstract]
Reclassified certain debt securities from AFS to loans and receivables	$ 4,132
Reclassification of certain debt securities from classified as AFS to held-to-maturity	$ 5,240	$ 897